RELATED PARTY TRANSACTIONS - Founder Shares (Details) - Tailwind Two Acquisition Corp [Member]	Dec. 03, 2020 USD ($) $ / shares shares
Sponsor
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	150 days
Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Shares issued	8,625,000
Consideration received | $	$ 25,000
Shares subject to forfeiture	1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Shares are no longer subject to forfeiture	1,125,000
Restrictions on transfer period of time after business combination completion	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12
Maximum [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	20 days